Shareholder Report, Holdings (Details) - C000249041 [Member]	May 31, 2025
ProShares UltraPro QQQ [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Direxion Daily S&P 500 Bull 3X [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
iShares iBoxx $ High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Vanguard Total Bond Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
iShares 7-10 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Direxion Daily Semiconductors Bull 3x Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Direxion Daily Small Cap Bull 3X Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
ProShares UltraPro Dow30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Levered Equity ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.80%
Fixed Income ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.80%
Money Market Funds1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%